Financial Instruments (Details) - Schedule of financial assets and liabilities subject to foreign currency risk - AUD ($)	Jun. 30, 2021	Jun. 30, 2020
Financial Instruments (Details) - Schedule of financial assets and liabilities subject to foreign currency risk [Line Items]
Total exposure	$ 20,577,544	$ 4,824,540
Cash and Cash Equivalents [Member] | USD [Member]
Financial Instruments (Details) - Schedule of financial assets and liabilities subject to foreign currency risk [Line Items]
Total exposure	21,523,678	5,403,402
Cash and Cash Equivalents [Member] | EUR [Member
Financial Instruments (Details) - Schedule of financial assets and liabilities subject to foreign currency risk [Line Items]
Total exposure
Cash and Cash Equivalents [Member] | GBP [Member]
Financial Instruments (Details) - Schedule of financial assets and liabilities subject to foreign currency risk [Line Items]
Total exposure	442	430
Trade and Other Payables [Member] | USD [Member]
Financial Instruments (Details) - Schedule of financial assets and liabilities subject to foreign currency risk [Line Items]
Total exposure	(819,812)	(562,710)
Trade and Other Payables [Member] | EUR [Member
Financial Instruments (Details) - Schedule of financial assets and liabilities subject to foreign currency risk [Line Items]
Total exposure	(1,901)	(12,245)
Trade and Other Payables [Member] | GBP [Member]
Financial Instruments (Details) - Schedule of financial assets and liabilities subject to foreign currency risk [Line Items]
Total exposure	$ (124,863)	$ (4,337)